STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 20,309	$ 26,922
Other income	75,693	30,350
Total income	96,002	57,272
Share of income from operating limited partnerships	2,581,396	820,440
Expenses
Professional fees	165,859	160,346
Partnership management fee	742,295	541,340
General and administrative expenses	145,480	103,985
Operating expenses	1,053,634	805,671
NET INCOME (LOSS)	1,623,764	72,041
Net income (loss) allocated to general partner	16,238	720
Net income (loss) allocated to limited partners	1,607,526	71,321
Net income (loss) per BAC (in dollars per unit)	0.07	0.00
Series Fifteen [Member]
Income
Interest income	648	1,439
Other income	856	1,318
Total income	1,504	2,757
Share of income from operating limited partnerships	40,762	325,050
Expenses
Professional fees	33,804	35,926
Partnership management fee	133,941	138,632
General and administrative expenses	27,257	20,023
Operating expenses	195,002	194,581
NET INCOME (LOSS)	(152,736)	133,226
Net income (loss) allocated to general partner	(1,527)	1,332
Net income (loss) allocated to limited partners	(151,209)	131,894
Net income (loss) per BAC (in dollars per unit)	(0.04)	0.03
Series Sixteen [Member]
Income
Interest income	762	1,848
Other income	1,637	2,024
Total income	2,399	3,872
Share of income from operating limited partnerships	149,074	148,294
Expenses
Professional fees	43,914	39,313
Partnership management fee	240,696	254,665
General and administrative expenses	32,785	24,386
Operating expenses	317,395	318,364
NET INCOME (LOSS)	(165,922)	(166,198)
Net income (loss) allocated to general partner	(1,659)	(1,662)
Net income (loss) allocated to limited partners	(164,263)	(164,536)
Net income (loss) per BAC (in dollars per unit)	(0.03)	(0.03)
Series Seventeen [Member]
Income
Interest income	796	1,642
Other income	11,427	16,209
Total income	12,223	17,851
Share of income from operating limited partnerships	336,562	247,646
Expenses
Professional fees	35,656	34,300
Partnership management fee	196,681	234,245
General and administrative expenses	30,472	22,460
Operating expenses	262,809	291,005
NET INCOME (LOSS)	85,976	(25,508)
Net income (loss) allocated to general partner	860	(255)
Net income (loss) allocated to limited partners	85,116	(25,253)
Net income (loss) per BAC (in dollars per unit)	0.02	(0.01)
Series Eighteen [Member]
Income
Interest income	436	630
Other income	51,933	10,485
Total income	52,369	11,115
Share of income from operating limited partnerships	859,438	0
Expenses
Professional fees	27,441	26,832
Partnership management fee	177,773	(203,875)
General and administrative expenses	25,195	18,184
Operating expenses	230,409	(158,859)
NET INCOME (LOSS)	681,398	169,974
Net income (loss) allocated to general partner	6,814	1,700
Net income (loss) allocated to limited partners	674,584	168,274
Net income (loss) per BAC (in dollars per unit)	0.19	0.05
Series Nineteen [Member]
Income
Interest income	17,667	21,363
Other income	9,840	314
Total income	27,507	21,677
Share of income from operating limited partnerships	1,195,560	99,450
Expenses
Professional fees	25,044	23,975
Partnership management fee	(6,796)	117,673
General and administrative expenses	29,771	18,932
Operating expenses	48,019	160,580
NET INCOME (LOSS)	1,175,048	(39,453)
Net income (loss) allocated to general partner	11,750	(395)
Net income (loss) allocated to limited partners	$ 1,163,298	$ (39,058)
Net income (loss) per BAC (in dollars per unit)	0.29	(0.01)